[LOGO]


                               JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND


                                                        ------------------------
THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE            Supplement dated July
A CURRENT PROSPECTUS.  TO REQUEST A COPY OF THE          25, 2005 to prospectus
PROSPECTUS, PLEASE CALL 1-800-370-0612.                  dated May 26, 2005
                                                        ------------------------

On July 22, 2005, the Board of Directors of Jundt Funds, Inc. voted to liquidate Jundt Mid-Cap Growth Fund, effective August 30, 2005. From July 25, 2005, investors may no longer purchase shares of Jundt Mid-Cap Growth Fund.

                                     [LOGO]


                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND


                              (CLASS I SHARES ONLY)


                                                        ------------------------
THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE            Supplement dated July
A CURRENT PROSPECTUS.  TO REQUEST A COPY OF THE          25, 2005 to prospectus
PROSPECTUS, PLEASE CALL 1-800-370-0612.                  dated May 26, 2005
                                                        ------------------------

On July 22, 2005, the Board of Directors of Jundt Funds, Inc. voted to liquidate Jundt Mid-Cap Growth Fund, effective August 30, 2005. From July 25, 2005, investors may no longer purchase Class I shares of Jundt Mid-Cap Growth Fund.

                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND

                         301 CARLSON PARKWAY, SUITE 120
                           MINNETONKA, MINNESOTA 55305
                                 1-800-370-0612



                                                     ---------------------------
THIS SUPPLEMENT AND THE STATEMENT OF ADDITIONAL       Supplement dated July 25,
INFORMATION CONSTITUTE A CURRENT STATEMENT OF         2005 to Statement of
ADDITIONAL INFORMATION.  TO REQUEST A COPY OF         Additional Information
THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE       dated May 26, 2005
CALL 1-800-370-0612.                                 ---------------------------


On July 22, 2005, the Board of Directors of Jundt Funds, Inc. voted to liquidate Jundt Mid-Cap Growth Fund, effective August 30, 2005. From July 25, 2005, investors may no longer purchase shares of Jundt Mid-Cap Growth Fund.